Offerings	Aug. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	1,540,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 7,700,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,178.87
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Includes 140,000 additional shares that the underwriters have the option to purchase to cover over-allotment, if any.

Pursuant to Rule 416 under the Securities Act, we are also registering an indeterminate number of additional Class A ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false